Short-Term Borrowed Funds	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-Term Borrowed Funds

Note 10 - Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2018 and 2017:

	2018		2017
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short-term borrowing	$1,190	1.49%	$1,752	0.50%
Notes payable	—	—	—	—
Short-term line of credit	—	—	—	—
	$1,190	1.49%	$1,752	0.50%

	2018		2017
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$2	2.92%	$2	1.95%
Master notes and other short-term borrowing	1,638	1.00%	1,861	0.28%
Notes payable	—	—	6	5.81%
Short-term line of credit	—	—	275	3.58%
	$1,640	1.00%	$2,144	0.72%

Note 10 - Short-Term Borrowed Funds (Continued)

	2018	2017
	(dollars in thousands)
Maximum month-end balance
Master notes and other short-term borrowing	2,006	2,448
Notes payable	—	12
Short-term line of credit	—	1,000

Master notes and other secured borrowings represent an overnight investment in commercial paper issued by the Company to customers of its subsidiary bank, where an agreement is in place.

The subsidiary bank has combined available lines of credit for federal funds and Federal Reserve discount window availability in the amount of $56.9 million at December 31, 2018.